Fees Summary	Sep. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,875,000
Previously Paid Amount	803.78
Total Fee Amount	1,205.66
Total Offset Amount
Net Fee	$ 401.89